Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Present value of future cash flows of one bank loan	$ 1,765,726	$ 1,399,447
Accumulated loss from derivatives designated as Hedging Instruments	4,314	$ 10,727
Credit facility
Present value of future cash flows of one bank loan	21,260
Carrying amount	$ 21,577